As filed with the Securities and Exchange Commission on December 16, 2025

Securities Act Registration No. 333-234544

Investment Company Act Registration No. 811-23439

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. 508	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 510	☒

ETF OPPORTUNITIES TRUST
(Exact Name of Registrant as Specified in Charter)

Karen Shupe Commonwealth Fund Services, Inc. 8730 Stony Point Parkway, Suite 205 Richmond, VA 23235 (804) 267-7400
(Address and Telephone Number of Principal Executive Offices)

The Corporation Trust Co.
Corporation Trust Center 1209 Orange St. Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copy to:

John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on January 15, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following funds, each a series of ETF Opportunities Trust:

REX-OspreyTM AAVE ETF
REX-OspreyTM ADA +Staking ETF
REX- OspreyTM ATOM + Staking ETF
REX-OspreyTM AVAX + Staking ETF
REX-OspreyTM BCH ETF
REX-OspreyTM CRO + Staking ETF
REX-OspreyTM DOT + Staking ETF
REX- OspreyTM ENA ETF
REX-OspreyTM HBAR ETF
REX-OspreyTM HYPE + Staking ETF
REX- OspreyTM INJ + Staking ETF
REX-OspreyTM LINK ETF
REX-OspreyTM LTC ETF
REX- OspreyTM NEAR + Staking ETF
REX- OspreyTM OKB ETF
REX- OspreyTM SEI + Staking ETF
REX-OspreyTM SUI + Staking ETF
REX- OspreyTM TAO + Staking ETF
REX-OspreyTM TRX +Staking ETF
REX-OspreyTM UNI ETF
REX-OspreyTM XLM ETF

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 15, 2026 as the new effective date for Post-Effective Amendment No. 408 to the Registration Statement filed on October 3, 2025 for the following funds:

REX-OspreyTM AAVE ETF
REX-OspreyTM ADA +Staking ETF
REX- OspreyTM ATOM + Staking ETF
REX-OspreyTM AVAX + Staking ETF
REX-OspreyTM BCH ETF
REX-OspreyTM CRO + Staking ETF
REX-OspreyTM DOT + Staking ETF
REX- OspreyTM ENA ETF
REX-OspreyTM HBAR ETF
REX-OspreyTM HYPE + Staking ETF
REX- OspreyTM INJ + Staking ETF
REX-OspreyTM LINK ETF
REX-OspreyTM LTC ETF
REX- OspreyTM NEAR + Staking ETF
REX- OspreyTM OKB ETF
REX- OspreyTM SEI + Staking ETF
REX-OspreyTM SUI + Staking ETF
REX- OspreyTM TAO + Staking ETF
REX-OspreyTM TRX +Staking ETF
REX-OspreyTM UNI ETF
REX-OspreyTM XLM ETF

This Post-Effective Amendment incorporates by reference the Prospectus, Statement of Additional Information, and Part C contained in Post-Effective Amendment No. 408 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment No. 508 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 16th day of December, 2025.

ETF OPPORTUNITIES TRUST

By:	/s/ Karen M. Shupe
Karen M. Shupe
Treasurer and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 508 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*Mary Lou H. Ivey	Trustee	December 16, 2025

*Theo H. Pitt, Jr.	Trustee	December 16, 2025

*Dr. David J. Urban	Trustee	December 16, 2025

/s/ Karen M. Shupe	Treasurer and Principal Executive Officer	December 16, 2025
Karen M. Shupe

/s/ Ann T. MacDonald	Assistant Treasurer and Principal Financial Officer	December 16, 2025
Ann T. MacDonald

*By: /s/ Karen M. Shupe
Karen M. Shupe

*Attorney-in-fact pursuant to Powers of Attorney